UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 02/28

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS Enhanced S&P 500 Index Fund

	Shares	Value ($)

Common Stocks 99.9%
Consumer Discretionary 10.7%
Auto Components 0.5%
Goodyear Tire & Rubber Co.*	8,200	290,854
Johnson Controls, Inc.	1,900	208,430

		499,284
Automobiles 0.4%
Ford Motor Co.	27,700	231,018
Harley-Davidson, Inc.	3,074	187,791

		418,809
Distributors 0.0%
Genuine Parts Co.	300	15,396

Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	1,500	71,955
H&R Block, Inc.	8,004	189,615

		261,570
Hotels Restaurants & Leisure 1.8%
Chipotle Mexican Grill, Inc. "B"*	3,463	277,213
Darden Restaurants, Inc.	5,900	268,863
Hilton Hotels Corp.	2,200	78,210
Marriott International, Inc. "A"	500	23,025
McDonald's Corp.	14,008	708,104
Starwood Hotels & Resorts Worldwide, Inc.	1,100	79,277
Tim Hortons, Inc.	6,688	208,197
Wendy's International, Inc.	6,819	273,647
Wyndham Worldwide Corp.*	900	33,480
Yum! Brands, Inc.	300	20,316

		1,970,332
Household Durables 0.5%
Black & Decker Corp.	800	75,544
KB Home	4,587	210,497
Leggett & Platt, Inc.	2,600	63,622
Newell Rubbermaid, Inc.	1,500	47,640
Snap-on, Inc.	1,100	59,477
The Stanley Works	1,000	63,230
Whirlpool Corp.	400	44,660

		564,670
Leisure Equipment & Products 0.4%
Brunswick Corp.	2,100	72,303
Hasbro, Inc.	1,900	61,085
Mattel, Inc.	10,075	282,201

		415,589
Media 3.7%
CBS Corp. "B"	1,000	33,260
Clear Channel Communications, Inc.	600	23,040
Comcast Corp. "A"*	31,912	874,708
E.W. Scripps Co. "A"	400	18,248
Gannett Co., Inc.	5,317	312,746
Idearc, Inc.	5,862	206,636
Interpublic Group of Companies, Inc.*	8,200	96,350
McGraw-Hill Companies, Inc.	700	49,217
Meredith Corp.	700	43,547
News Corp. "A"	27,117	599,015
Omnicom Group, Inc.*	3,265	343,804
The DIRECTV Group, Inc.*	2,100	49,056
Time Warner, Inc.	27,406	585,666
Viacom, Inc. "B"*	1,200	53,904
Walt Disney Co.	21,900	776,136

		4,065,333
Multiline Retail 1.3%
Big Lots, Inc.*	2,300	72,450
Dillard's, Inc. "A"	800	29,040
Dollar General Corp.	4,100	88,724
Federated Department Stores, Inc.	900	35,937
J.C. Penney Co., Inc.	4,304	346,386

Kohl's Corp.*	400	30,128
Nordstrom, Inc.	5,400	280,422
Sears Holdings Corp.*	1,100	198,022
Target Corp.	4,999	312,087

		1,393,196
Specialty Retail 1.3%
AutoNation, Inc.*	700	15,484
AutoZone, Inc.*	100	12,863
Bed Bath & Beyond, Inc.*	600	24,396
Home Depot, Inc.	12,102	470,405
Limited Brands, Inc.	1,200	31,500
Lowe's Companies, Inc.	8,200	269,124
OfficeMax, Inc.	500	22,450
RadioShack Corp.	4,200	143,388
The Gap, Inc.	2,100	38,892
The Sherwin-Williams Co.	3,947	266,975
TJX Companies, Inc.	2,500	69,925

		1,365,402
Textiles, Apparel & Luxury Goods 0.6%
Liz Claiborne, Inc.	1,000	34,690
NIKE, Inc. "B"	6,618	375,571
VF Corp.	2,600	243,828

		654,089
Consumer Staples 10.6%
Beverages 2.6%
Anheuser-Busch Companies, Inc.	9,964	531,480
Coca-Cola Co.	20,039	1,061,866
Molson Coors Brewing Co. "B"	400	36,628
Pepsi Bottling Group, Inc.	1,100	38,489
PepsiCo, Inc.	16,005	1,093,622

		2,762,085
Food & Staples Retailing 1.9%
CVS Caremark Corp.	12,153	468,377
Kroger Co.	2,100	63,672
Safeway, Inc.	9,044	311,837
Wal-Mart Stores, Inc.	23,688	1,127,549
Walgreen Co.	2,000	90,260

		2,061,695
Food Products 1.8%
Campbell Soup Co.	6,800	269,960
ConAgra Foods, Inc.	5,100	130,050
General Mills, Inc.	6,184	378,708
H.J. Heinz Co.	6,500	309,270
Kellogg Co.	5,900	318,482
Kraft Foods, Inc. "A"	13,019	440,563
McCormick & Co., Inc.	800	29,832
Sara Lee Corp.	2,700	48,330

		1,925,195
Household Products 2.5%
Clorox Co.	1,800	120,852
Colgate-Palmolive Co.	7,100	475,416
Kimberly-Clark Corp.	6,506	461,666
Procter & Gamble Co.	25,787	1,638,764

		2,696,698

Personal Products 0.1%
Avon Products, Inc.	1,200	46,068
Estee Lauder Companies, Inc. "A"	1,600	75,680

		121,748
Tobacco 1.7%
Altria Group, Inc.	18,803	1,336,893
Reynolds American, Inc.	4,400	286,176
UST, Inc.	4,400	234,916

		1,857,985
Energy 10.2%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	500	41,240
ENSCO International, Inc.	400	24,228
Nabors Industries Ltd.*	900	31,446
National-Oilwell Varco, Inc.*	500	47,225
Noble Corp.	1,000	92,390
Rowan Companies, Inc.	1,100	43,428
Schlumberger Ltd.	6,941	540,496
Smith International, Inc.	1,600	88,816
Weatherford International Ltd.*	2,300	124,982

		1,034,251
Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	7,282	361,551
Apache Corp.	5,086	410,694
Chesapeake Energy Corp.	9,589	334,273
Chevron Corp.	19,800	1,613,502
ConocoPhillips	14,877	1,151,926
CONSOL Energy, Inc.	2,400	116,616
Devon Energy Corp.	6,392	490,778
El Paso Corp.	2,400	40,896
EOG Resources, Inc.	1,500	115,350
ExxonMobil Corp.	47,679	3,965,462
Hess Corp.	400	23,688
Marathon Oil Corp.	1,554	192,401
Murphy Oil Corp.	1,000	59,000
Occidental Petroleum Corp.	10,400	571,688
Sunoco, Inc.	3,700	294,927
Valero Energy Corp.	2,300	171,626
Williams Companies, Inc.	1,200	38,112
XTO Energy, Inc.	300	17,403

		9,969,893
Financials 21.2%
Capital Markets 3.2%
Ameriprise Financial, Inc.	2,916	183,271
Bear Stearns Companies, Inc.	2,131	319,565
Federated Investors, Inc. "B"	1,900	73,986
Lehman Brothers Holdings, Inc.	700	51,366
Merrill Lynch & Co., Inc.	9,117	845,419
Morgan Stanley	10,802	918,602
T. Rowe Price Group, Inc.	1,500	77,025
The Goldman Sachs Group, Inc.	4,270	985,601

		3,454,835

Commercial Banks 3.7%
BB&T Corp.	900	37,899
Comerica, Inc.	4,600	289,018
Fifth Third Bancorp.	1,900	80,484
Huntington Bancshares, Inc.	1,700	38,182
KeyCorp.	900	32,049
Marshall & Ilsley Corp.	1,400	67,186
National City Corp.	5,278	182,566
PNC Financial Services Group, Inc.	900	66,420
Regions Financial Corp.	9,200	328,164
SunTrust Banks, Inc.	5,200	464,308
Synovus Financial Corp.	4,700	155,382
Wachovia Corp.	16,265	881,400
Wells Fargo & Co.	32,167	1,160,907
Zions Bancorp.	3,184	256,185

		4,040,150
Consumer Finance 0.4%
American Express Co.	5,199	337,831
Capital One Financial Corp.	1,000	79,780

		417,611
Diversified Financial Services 5.5%
Bank of America Corp.	39,172	1,986,412
Citigroup, Inc.	42,553	2,318,713
JPMorgan Chase & Co.	30,144	1,562,364
Moody's Corp.	1,100	76,615

		5,944,104
Insurance 6.6%
ACE Ltd.	1,800	110,826
Aflac, Inc.	7,900	417,594
Allstate Corp.	8,097	497,966
Ambac Financial Group, Inc.	3,146	281,913
American International Group, Inc.	23,433	1,695,143
Aon Corp.	3,800	163,096
Chubb Corp.	6,900	378,603
Cincinnati Financial Corp.	1,220	55,412
Genworth Financial, Inc. "A"	8,300	299,630
Hartford Financial Services Group, Inc.	4,600	474,582
Lincoln National Corp.	5,216	378,160
MetLife, Inc.	7,120	484,160
Principal Financial Group, Inc.	4,168	253,415
Prudential Financial, Inc.	5,907	602,632
Safeco Corp.	2,900	181,975
The Travelers Companies, Inc.	5,600	303,352
Torchmark Corp.	3,900	273,429
Unum Group	8,700	230,898

		7,082,786
Real Estate Investment Trusts 0.6%
Apartment Investment & Management Co. "A" (REIT)	4,148	227,601
AvalonBay Communities, Inc. (REIT)	400	52,156
Boston Properties, Inc. (REIT)	1,289	149,111
Host Hotels & Resorts, Inc. (REIT)	1,000	25,520
Kimco Realty Corp. (REIT)	1,100	50,919

ProLogis (REIT)	400	25,864
Public Storage, Inc. (REIT)	600	53,700
Simon Property Group, Inc. (REIT)	200	21,596
Vornado Realty Trust (REIT)	200	24,202

		630,669
Thrifts & Mortgage Finance 1.2%
Countrywide Financial Corp.	9,100	354,354
Fannie Mae	2,600	166,192
Freddie Mac	8,031	536,390
MGIC Investment Corp.	3,750	243,750
Washington Mutual, Inc.	572	25,008

		1,325,694
Health Care 10.9%
Biotechnology 0.3%
Amgen, Inc.*	5,359	301,873
Gilead Sciences, Inc.*	300	24,831

		326,704
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	9,007	511,958
Becton, Dickinson & Co.	2,100	160,125
C.R. Bard, Inc.	400	33,764
Hospira, Inc.*	500	19,920
Medtronic, Inc.	3,300	175,461
St. Jude Medical, Inc.*	1,800	76,842
Stryker Corp.	800	53,848
Zimmer Holdings, Inc.*	2,500	220,150

		1,252,068
Health Care Providers & Services 2.1%
Aetna, Inc.	1,600	84,688
AmerisourceBergen Corp.	5,300	271,466
CIGNA Corp.	500	83,815
Coventry Health Care, Inc.*	600	35,802
Health Management Associates, Inc. "A"	2,400	26,400
Laboratory Corp. of America Holdings*	3,872	304,881
Manor Care, Inc.	4,376	297,568
McKesson Corp.	800	50,504
Medco Health Solutions, Inc.*	600	46,656
Quest Diagnostics, Inc.	600	29,412
UnitedHealth Group, Inc.	14,324	784,526
WellPoint, Inc.*	3,400	276,794

		2,292,512
Health Care Technology 0.0%
IMS Health, Inc.	700	22,890
Life Sciences Tools & Services 0.5%
Applera Corp. - Applied Biosystems Group	2,000	56,780
PerkinElmer, Inc.	2,300	60,973
Thermo Fisher Scientific, Inc.*	7,242	395,413
Waters Corp.*	1,100	66,330

		579,496
Pharmaceuticals 6.8%
Abbott Laboratories	15,504	873,650
Barr Pharmaceuticals, Inc.*	1,000	53,320
Bristol-Myers Squibb Co.	11,024	334,138
Eli Lilly & Co.	4,800	281,376
Forest Laboratories, Inc.*	2,500	126,775

Johnson & Johnson	26,108	1,651,853
King Pharmaceuticals, Inc.*	2,900	61,596
Merck & Co., Inc.	21,713	1,138,847
Pfizer, Inc.	63,766	1,752,927
Schering-Plough Corp.	6,330	207,244
Wyeth	14,500	838,680

		7,320,406
Industrials 11.5%
Aerospace & Defense 3.3%
Boeing Co.	4,707	473,477
General Dynamics Corp.	5,731	459,855
Goodrich Corp.	800	47,592
Honeywell International, Inc.	10,500	608,055
L-3 Communications Holdings, Inc.	200	19,052
Lockheed Martin Corp.	4,930	483,633
Northrop Grumman Corp.	5,400	408,294
Raytheon Co.	4,561	253,592
Rockwell Collins, Inc.	1,000	70,670
United Technologies Corp.	10,904	769,277

		3,593,497
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	1,000	54,180
FedEx Corp.	152	16,966
United Parcel Service, Inc. "B"	11,113	799,803

		870,949
Building Products 0.1%
American Standard Companies, Inc.	1,100	65,758
Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc.*	4,800	64,608
Avery Dennison Corp.	600	39,162
Equifax, Inc.	700	29,421
Pitney Bowes, Inc.	400	19,100
R.R. Donnelley & Sons Co.	1,300	55,666
Robert Half International, Inc.	1,800	63,252

		271,209
Construction & Engineering 0.0%
Fluor Corp.	300	31,230
Electrical Equipment 0.5%
Cooper Industries Ltd. "A"	1,100	58,938
Emerson Electric Co.	10,800	523,260

		582,198
Industrial Conglomerates 3.6%
3M Co.	8,399	738,776
General Electric Co.	77,613	2,916,697
Tyco International Ltd.	7,000	233,520

		3,888,993
Machinery 1.9%
Caterpillar, Inc.	3,300	259,314
Cummins, Inc.	3,610	340,170
Danaher Corp.	4,629	340,232
Deere & Co.	900	108,423
Dover Corp.	1,300	65,065
Eaton Corp.	700	65,618

Illinois Tool Works, Inc.	7,100	374,312
Ingersoll-Rand Co., Ltd. "A"	1,600	82,128
ITT Corp.	800	53,840
PACCAR, Inc.	800	69,784
Pall Corp.	700	31,325
Parker Hannifin Corp.	1,500	152,040
Terex Corp.*	900	76,293

		2,018,544
Road & Rail 0.8%
CSX Corp.	8,500	386,240
Ryder System, Inc.	900	48,528
Union Pacific Corp.	3,671	443,016

		877,784
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	2,300	202,515
Information Technology 13.9%
Communications Equipment 2.4%
Andrew Corp.*	14,661	193,965
Cisco Systems, Inc.*	55,152	1,484,692
Corning, Inc.*	19,700	492,500
Motorola, Inc.	5,487	99,808
QUALCOMM, Inc.	7,028	301,853

		2,572,818
Computers & Peripherals 4.4%
Apple, Inc.*	7,338	892,007
Dell, Inc.*	19,900	534,713
EMC Corp.*	24,500	413,805
Hewlett-Packard Co.	18,596	850,023
International Business Machines Corp.	14,013	1,493,786
Lexmark International, Inc. "A"*	3,813	198,009
NCR Corp.*	1,800	96,606
Sun Microsystems, Inc.*	45,300	231,030

		4,709,979
Electronic Equipment & Instruments 0.3%
Sanmina-SCI Corp.*	43,400	154,938
Solectron Corp.*	53,600	182,240

		337,178
Internet Software & Services 1.0%
Google, Inc. "A"*	2,149	1,069,665
IT Services 0.6%
Cognizant Technology Solutions Corp. "A"*	300	23,568
Convergys Corp.*	8,945	230,244
Electronic Data Systems Corp.	2,800	80,668
Fidelity National Information Services, Inc.	800	43,136
First Data Corp.	1,200	39,240
Fiserv, Inc.*	1,200	71,100
Western Union Co.	8,013	179,892

		667,848
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	15,500	296,050
Intel Corp.	55,294	1,225,868
LSI Corp.*	20,200	175,336
Teradyne, Inc.*	10,700	182,114

Texas Instruments, Inc.	16,500	583,440
Xilinx, Inc.	9,400	267,712

		2,730,520
Software 2.7%
Compuware Corp.*	10,800	122,688
Microsoft Corp.	59,570	1,827,012
Oracle Corp.*	42,599	825,569
Symantec Corp.*	5,700	113,943

		2,889,212
Materials 3.2%
Chemicals 1.5%
Air Products & Chemicals, Inc.	600	46,794
Ashland, Inc.	3,452	208,224
Dow Chemical Co.	6,300	285,894
E.I. du Pont de Nemours & Co.	5,887	308,008
Ecolab, Inc.	400	17,260
Hercules, Inc.*	2,300	43,309
International Flavors & Fragrances, Inc.	1,500	76,995
PPG Industries, Inc.	4,200	319,998
Praxair, Inc.	1,300	88,517
Rohm & Haas Co.	800	42,408
Sigma-Aldrich Corp.	5,800	251,024

		1,688,431
Construction Materials 0.1%
Vulcan Materials Co.	700	83,783
Containers & Packaging 0.2%
Ball Corp.	800	44,288
Bemis Co., Inc.	1,500	50,445
Pactiv Corp.*	2,100	71,337
Sealed Air Corp.	1,800	58,140

		224,210
Metals & Mining 1.3%
Alcoa, Inc.	12,600	520,128
Allegheny Technologies, Inc.	1,818	210,143
Freeport-McMoRan Copper & Gold, Inc.	2,666	209,814
Nucor Corp.	1,300	87,802
United States Steel Corp.	3,063	346,609

		1,374,496
Paper & Forest Products 0.1%
International Paper Co.	1,800	70,506
MeadWestvaco Corp.	800	28,000

		98,506
Telecommunication Services 3.6%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	54,396	2,248,731
Embarq Corp.	1,866	119,909
Qwest Communications International, Inc.*	13,400	137,886
Verizon Communications, Inc.	19,758	860,066
Windstream Corp.	3,500	52,570

		3,419,162
Wireless Telecommunication Services 0.5%
ALLTEL Corp.	400	27,408

Sprint Nextel Corp.	22,000	502,700

		530,108
Utilities 4.1%
Electric Utilities 2.1%
American Electric Power Co., Inc.	7,292	347,318
Duke Energy Corp.	2,800	54,712
Entergy Corp.	3,595	405,875
Exelon Corp.	2,600	202,800
FirstEnergy Corp.	5,171	357,988
FPL Group, Inc.	4,154	265,565
PPL Corp.	1,900	87,324
Progress Energy, Inc.	6,000	300,540
Southern Co.	5,953	214,368

		2,236,490
Gas Utilities 0.2%
Nicor, Inc.	4,500	211,275
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group	3,800	348,726
Dynegy, Inc. "A"*	13,000	125,840
TXU Corp.	1,559	105,155

		579,721
Multi-Utilities 1.3%
CenterPoint Energy, Inc.	9,600	181,728
CMS Energy Corp.	1,500	27,375
Consolidated Edison, Inc.	6,100	297,802
Dominion Resources, Inc.	900	79,731
DTE Energy Co.	700	37,016
KeySpan Corp.	6,243	260,146
NiSource, Inc.	1,500	33,315
PG&E Corp.	1,400	68,964
Public Service Enterprise Group, Inc.	200	17,788
Sempra Energy	5,345	327,755
TECO Energy, Inc.	2,300	40,388
Xcel Energy, Inc.	1,700	39,015

		1,411,023

Total Common Stocks (Cost $78,855,577)		107,980,247
Government & Agency Obligations 0.2%
US Treasury Obligations
US Treasury Bill 4.946% **, 8/9/2007 (a) (Cost $175,845)	180,000	178,403
Cash Equivalents 0.2%
Cash Management QP Trust, 5.32% (b) (Cost $278,998)	278,998	278,998
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $79,310,420)	100.3	108,437,648
Other Assets and Liabilities, Net	(0.3)	(372,294)

Net Assets	100.0	108,065,354

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

**					Annualized yield at time of purchase; not a coupon rate.
(a)					At May 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At May 31, 2007 open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P Mini 500 Index Futures	6/15/2007	8	604,758	613,160	8,402

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007